Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Pension plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year		$ 161
Excess (deficit) of fair value of assets over benefit obligation at end of year		724	$ 369
Effect of asset limitation and minimum funding requirement		(223)	(208)
End of year		501	161
Pension plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year		8,891	7,669
Current service cost		244	205
Net interest expense (income)		432	456
Employee contributions		26	27
Benefits paid		(438)	(404)
Past service cost	[1]	32
Settlements			(2)
Foreign exchange		37	(19)
Actuarial (loss) gain on benefit obligation		8	959
End of year		9,232	8,891
Pension plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year		9,260	8,139
Net interest expense (income)		467	494
Actual return on assets (net of administrative expenses)		421	955
Employer contributions		222	62
Employee contributions		26	27
Benefits paid		(438)	(404)
Administrative expenses		(12)	(13)
Settlements			(3)
Foreign exchange		10	3
End of year		9,956	9,260
Pension plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year		161
Excess (deficit) of fair value of assets over benefit obligation at end of year		724	369
Effect of asset limitation and minimum funding requirement	[2]	(223)	(208)
End of year		501	161
Pension plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year		684
End of year		1,036	684
Pension plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year		(523)
End of year		(535)	(523)
Pension plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost		244	205
Net interest expense (income)		(13)	(32)
Administrative expenses		12	12
Past service cost	[1]	32
Amount of settlement (gain) loss recognized			1
Benefit expense (income) recorded in the Consolidated Statement of Income (A)		275	186
Defined contribution benefit expense (B)		205	183
Pension plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits		419	(150)
(Return) on plan assets in excess of interest income on fair value of assets		421	955
Actuarial (loss) gain on benefit obligation		(8)	(959)
Change in the asset limitation		6	(146)
Total benefit cost (A + B - C)		61	519
Pension plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)		(876)	(1,436)
Actuarial gains and (losses) from changes in demographic assumptions		4	7
Actuarial gains and (losses) from changes in financial assumptions		(16)	(952)
Actuarial gains and (losses) from changes in experience		4	(14)
In Scotiabank securities (stock, bonds)		54	67
In property occupied by Scotiabank		3	4
Pension plans [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Beginning of year		208	55
Net interest expense (income)		22	6
Remeasurement of other long-term benefits		(6)	146
Foreign exchange		(1)	1
End of year		223	208
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year		(1,063)
Excess (deficit) of fair value of assets over benefit obligation at end of year		(1,091)	(1,063)
End of year		(1,091)	(1,063)
Other benefit plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year		1,147	1,114
Current service cost		22	20
Net interest expense (income)		70	77
Benefits paid		(94)	(101)
Past service cost	[1]	(63)	(1)
Business acquisition		(2)
Foreign exchange		19	(21)
Actuarial (loss) gain on benefit obligation		55	59
End of year		1,154	1,147
Other benefit plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year		84	113
Net interest expense (income)		8	9
Actual return on assets (net of administrative expenses)		(1)	8
Employer contributions		61	62
Benefits paid		(94)	(101)
Foreign exchange		5	(7)
End of year		63	84
Other benefit plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year		(1,063)
Excess (deficit) of fair value of assets over benefit obligation at end of year		(1,091)	(1,063)
End of year		(1,091)	(1,063)
Other benefit plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year		1
End of year		1	1
Other benefit plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year		(1,064)
End of year		(1,092)	(1,064)
Other benefit plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost		22	20
Net interest expense (income)		62	68
Past service cost	[1]	(63)	(1)
Remeasurement of other long-term benefits		2	6
Benefit expense (income) recorded in the Consolidated Statement of Income (A)		23	93
Defined contribution benefit expense (B)		1	1
Other benefit plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits		(54)	(45)
(Return) on plan assets in excess of interest income on fair value of assets		(1)	8
Actuarial (loss) gain on benefit obligation		(53)	(53)
Total benefit cost (A + B - C)		78	139
Other benefit plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)		(7)	(19)
Actuarial gains and (losses) from changes in demographic assumptions		(11)
Actuarial gains and (losses) from changes in financial assumptions		(47)	(53)
Actuarial gains and (losses) from changes in experience		$ 3	$ (6)

[1]	Other benefit plans past service costs relate to certain post-retirement plan amendments.
[2]	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.